Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Current Assets
Cash and cash equivalents	$ 11,870,526	$ 461,933	$ 850,717
Accounts receivable	3,784,178	4,875,149	4,099,312
Inventories		1,407	1,401
Prepayment and deposit	4,701,668	3,331,342	646,377
Other receivables	1,229,096	1,539,265	1,506,720
Current Assets	21,585,468	10,209,096	7,104,527
Non-current Assets
Equipment	78,753	26,808	26,453
Intangible assets	81,647	125,932	161,210
Right-of-use asset	155,657	5,069	49,314
Non-current Assets	316,057	157,809	236,977
TOTAL ASSETS	21,901,525	10,366,905	7,341,504
Current Liabilities
Accounts payable	1,322,620	3,588,289	2,473,636
Accrual and other payables	2,700,584	1,685,297	1,046,190
Loan payable, current portion			544,900
Convertible notes payable, current portion	730,000
Lease liability, current portion	118,864	5,069	47,569
Total current liabilities	4,872,068	5,278,655	4,112,295
Non-current Liabilities
Convertible notes payable, non-current portion	4,800,000
Loan payable, non-current portion			1,109,307
Lease liability, non-current portion	35,471		4,936
Total non current liabilities	4,835,471		1,114,243
TOTAL LIABILITIES	9,707,539	5,278,655	5,226,538
SHAREHOLDERS’ EQUITY
Preferred stock, par value $.0001 per share; Authorized 1,000,000 shares; issued and outstanding -0- shares.
Common Stock, par value $.0001 per share; Authorized 200,000,000 shares; issued and outstanding 42,627,260 shares and 38,903,494 issued and outstanding at February 28, 2022 and February 28, 2021 respectively	4,632	4,263	3,890
Additional paid-in capital	35,052,222	21,730,941	14,170,815
Additional paid-in capital - stock options	356,328	356,328
Accumulated deficit	(22,655,652)	(17,152,172)	(12,208,728)
Accumulated other comprehensive income	(573,522)	137,911	140,906
Stockholders’ equity before non-controlling interests	12,184,008	5,077,271	2,106,883
Non-controlling interests	9,978	10,979	8,083
TOTAL SHAREHOLDERS’ EQUITY	12,193,986	5,088,250	2,114,966
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 21,901,525	$ 10,366,905	$ 7,341,504